UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: April 30, 2013

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.4%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 3.1%
Honeywell International	650,000	$37,732,500

AGRICULTURE — 5.9%
Archer-Daniels-Midland	1,325,000	34,569,250
Mosaic	625,000	36,318,750

		70,888,000

BUSINESS SERVICES — 2.9%
Western Union	2,000,000	34,860,000

CHEMICALS — 2.9%
Dow Chemical	1,200,000	34,536,000

COMPUTER SOFTWARE — 3.2%
Symantec*	2,425,000	38,193,750

CONSTRUCTION & ENGINEERING — 3.1%
KBR	1,425,000	37,392,000

CONSUMER STAPLES — 5.2%
CVS Caremark	525,000	23,756,250
Procter & Gamble	600,000	38,724,000

		62,480,250

DIVERSIFIED FINANCIAL SERVICES — 2.1%
NYSE Euronext	1,000,000	25,480,000

ELECTRONICS MANUFACTURER — 5.0%
Corning	2,100,000	23,961,000
Flextronics International Ltd.*	5,700,000	36,537,000

		60,498,000

ENERGY EQUIPMENT & SERVICES — 6.6%
Halliburton	1,600,000	53,008,000
Superior Energy Services*	1,200,000	26,004,000

		79,012,000

FOOD, BEVERAGE & TOBACCO — 2.3%
Unilever	800,000	27,720,000

HOTELS RESTAURANTS & LEISURE — 3.3%
Carnival, Cl A	1,200,000	39,936,000

INDUSTRIAL/MACHINERY — 3.1%
Eaton	840,000	36,825,600

INSURANCE — 11.9%
ACE Ltd.	325,000	23,887,500
MetLife	1,100,000	33,847,000
PartnerRe Ltd.	340,000	24,629,600

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INSURANCE — continued
Prudential Financial	750,000	$36,210,000
Willis Group Holdings	665,000	24,591,700

		143,165,800

MEDICAL PRODUCTS & SERVICES — 11.8%
Aetna	1,025,000	36,961,500
Baxter International	700,000	40,957,000
Hospira*	700,000	24,325,000
Medtronic	1,000,000	39,420,000

		141,663,500

OIL, GAS & CONSUMABLE FUELS — 9.3%
Chevron	360,000	39,448,800
Devon Energy	635,000	37,541,200
Royal Dutch Shell ADR, Cl B	500,000	35,280,000

		112,270,000

PHARMACEUTICALS — 4.4%
Abbott Laboratories	425,000	28,181,750
Teva Pharmaceutical Industries ADR	600,000	24,534,000

		52,715,750

RAILROADS — 5.1%
Norfolk Southern	500,000	37,025,000
Union Pacific	200,000	24,522,000

		61,547,000

RETAIL — 2.9%
Target	565,000	34,267,250

SEMI-CONDUCTORS & INSTRUMENTS — 2.0%
ON Semiconductor*	3,500,000	24,290,000

TELECOMMUNICATION SERVICES — 3.3%
Vodafone Group ADR	1,400,000	40,250,000

TOTAL COMMON STOCK (Cost $1,074,199,898)		1,195,723,400

SHORT-TERM INVESTMENT (A) — 1.0%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $12,192,803)	12,192,803	12,192,803

TOTAL INVESTMENTS — 100.4% (Cost $1,086,392,701)†		$1,207,916,203

Percentages are based on Net Assets of $1,202,907,065.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2012.

ADR — American Depositary Receipt

Cl — Class

Ltd. —  Limited

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
JULY 31, 2012 (Unaudited)

As of July 31, 2012, all of the Fund’s investments were Level 1 in accordance with ASC 820.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no transfers between Level 2 and Level 3 assets and liabilities.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,086,392,701, and the unrealized appreciation and depreciation were $173,392,510 and $(51,869,008), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-007-1000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.1%
	Shares	Value

Canada — 7.9%
Agrium	6,700	$636,232
Bombardier*	240,000	864,412
Suncor Energy	33,200	1,013,928

		2,514,572

France — 4.3%
Capital Gemini	19,300	704,910
Technip	6,400	672,470

		1,377,380

Germany — 14.4%
Adidas	9,000	675,655
Daimler	13,700	683,250
Deutsche Boerse	12,500	622,441
Deutsche Post	37,800	679,272
Deutsche Telekom	58,600	661,158
GEA Group	23,000	619,604
SAP ADR	10,600	671,616

		4,612,996

Israel — 2.9%
Teva Pharmaceutical Industries ADR	23,000	940,470

Italy — 3.2%
Saipem	22,200	1,021,237

Japan — 15.8%
Asahi Kasei	111,750	592,480
Kao ADR	23,500	634,265
Komatsu	27,000	599,167
Nissan Motor ADR	31,200	586,248
Secom	14,800	684,933
Sony Financial Holdings	41,500	662,124
Tokyo Electron Ltd.	12,900	599,199
TOTO	93,300	691,656

		5,050,072

Netherlands — 9.1%
European Aeronautic Defence and Space	17,500	628,558
Heineken	12,700	688,732
Royal Dutch Shell ADR	13,400	945,504
Unilever	19,000	658,350

		2,921,144

Singapore — 4.4%
DBS Group Holdings Ltd.	61,400	724,449
Singapore Telecommunications ADR	24,100	690,465

		1,414,914

Spain — 4.0%
Amadeus IT Holding	32,000	691,616
Repsol ADR	36,000	576,360

		1,267,976

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — 9.4%
Julius Baer Group	19,000	$679,267
Roche Holding	5,500	974,764
Swiss Re	10,500	657,858
Syngenta	2,030	692,797

		3,004,686

Taiwan — 3.5%
AU Optronics ADR*	154,700	462,553
Siliconware Precision Industries ADR	121,300	658,659

		1,121,212

United Kingdom — 12.1%
Diageo ADR	6,500	694,850
Marks & Spencer Group	123,000	641,328
Rio Tinto ADR	12,500	577,625
TESCO	202,000	1,005,090
Vodafone Group ADR	33,800	971,750

		3,890,643

United States — 2.1%
Schlumberger Ltd.	9,500	676,970

TOTAL COMMON STOCK (Cost $27,536,999)		29,814,272

PREFERRED STOCK — 1.9%
Germany — 1.9%
Porsche Automobil Holding (Cost $744,445)	12,000	618,056

SHORT-TERM INVESTMENT (A) — 4.2%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $1,329,789)	1,329,789	1,329,789

TOTAL INVESTMENTS — 99.2% (Cost $29,611,233)††		$31,762,117

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
JULY 31, 2012 (Unaudited)

Percentages are based on Net Assets of $32,025,791.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2012.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

The following is a summary of inputs used as of July 31, 2012 in valuing the Funds’ investments carried at value:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Canada	$2,514,572	$—	$—	$2,514,572
France	—	1,377,380	—	1,377,380
Germany	671,616	3,941,380	—	4,612,996
Israel	940,470	—	—	940,470
Italy	—	1,021,237	—	1,021,237
Japan	1,220,513	3,829,559	—	5,050,072
Netherlands	1,603,854	1,317,290	—	2,921,144
Singapore	690,465	724,449	—	1,414,914
Spain	576,360	691,616	—	1,267,976
Switzerland	—	3,004,686	—	3,004,686
Taiwan	1,121,212	—	—	1,121,212
United Kingdom	2,244,225	1,646,418	—	3,890,643
United States	676,970	—	—	676,970

Total Common Stock	$12,260,257	$17,554,015	$—	$29,814,272
Preferred Stock	—	618,056	—	618,056
Short-Term Investment	1,329,789	—	—	1,329,789

Total Investments in Securities	$13,590,046	$18,172,071	$—	$31,762,117

†	Represents securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Of the Level 1 investments presented above, equity investments amounting to $0 were considered Level 2 investments at the beginning of the period. The primary reason for changes in the classification from Levels 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The Fund’s foreign equity securities may often be valued at an adjusted fair value amount

For the period ended July 31, 2012, there were no Level 3 securities.

††	At July 31, 2012, the tax basis cost of the Fund’s investments was $29,611,233, and the unrealized appreciation and depreciation were $3,654,604 and $(1,503,720), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-008-1000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 5.7%
AerCap Holdings*	1,649,000	$18,699,660
Curtiss-Wright	610,000	18,281,700
Spirit Aerosystems Holdings, Cl A*	870,000	20,445,000

		57,426,360

APPAREL/TEXTILES — 4.2%
Hanesbrands*	718,000	21,554,360
Warnaco Group*	473,000	20,178,180

		41,732,540

AUDIO & VIDEO — 2.2%
Harman International Industries	539,000	21,748,650

BANKS — 5.4%
Cathay General Bancorp	1,226,000	19,848,940
PrivateBancorp, Cl A	955,000	14,630,600
Umpqua Holdings	1,523,000	19,007,040

		53,486,580

BUSINESS SERVICES — 2.0%
DST Systems	374,000	20,158,600

CASINOS & GAMING — 3.6%
Bally Technologies*	447,000	19,538,370
WMS Industries*	925,000	16,992,250

		36,530,620

CHEMICALS — 4.2%
Intrepid Potash*	904,000	21,099,360
Scotts Miracle-Gro, Cl A	519,000	20,708,100

		41,807,460

COMMUNICATIONS EQUIPMENT — 3.7%
Finisar*	1,449,000	18,011,070
JDS Uniphase*	1,926,000	18,951,840

		36,962,910

COMPUTER HARDWARE — 2.0%
NCR*	874,000	20,381,680

COMPUTER SOFTWARE — 4.4%
JDA Software Group*	710,000	21,001,800
Parametric Technology*	1,059,000	22,810,860

		43,812,660

ENERGY EQUIPMENT & SERVICES — 5.7%
Atwood Oceanics*	467,000	20,795,510
C&J Energy Services*	1,074,000	20,169,720
Lufkin Industries	349,000	16,071,450

		57,036,680

FOOD, BEVERAGE & TOBACCO — 2.2%
Fresh Del Monte Produce	895,000	21,927,500

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEATING & REFRIGERATION EQUIPMENT — 1.8%
Lennox International	425,000	$18,559,750

HUMAN RESOURCE & EMPLOYMENT SERVICES — 1.5%
Korn/Ferry International*	1,151,000	15,147,160

INSURANCE — 7.5%
Alterra Capital Holdings	849,000	19,756,230
American Equity Investment Life Holding	1,452,000	16,944,840
Aspen Insurance Holdings Ltd.	707,000	20,319,180
Hanover Insurance Group	526,000	18,446,820

		75,467,070

MACHINERY — 4.0%
Crane	536,000	20,904,000
Harsco	884,000	18,785,000

		39,689,000

MEDICAL PRODUCTS & SERVICES — 10.6%
Bruker*	1,502,700	17,761,914
Health Net*	768,000	16,911,360
Integra LifeSciences Holdings*	399,000	15,345,540
LifePoint Hospitals*	511,000	19,479,320
Magellan Health Services*	358,000	17,255,600
PSS World Medical*	922,000	19,260,580

		106,014,314

OIL, GAS & CONSUMABLE FUELS — 3.9%
Berry Petroleum, Cl A	508,000	19,314,160
Stone Energy*	772,000	20,272,720

		39,586,880

RESTAURANTS — 2.0%
Wendy’s	4,450,000	20,425,500

RETAIL — 1.8%
Deckers Outdoor*	425,000	17,726,750

SECURITY SERVICES — 1.6%
Brink’s	671,000	15,567,200

SEMI-CONDUCTORS & INSTRUMENTS — 7.1%
Intersil, Cl A	1,637,000	15,076,770
Lattice Semiconductor*	3,820,000	14,172,200
Microsemi*	1,069,000	20,695,840
Teradyne*	1,435,000	21,108,850

		71,053,660

SHIPPING — 2.1%
Kirby*	395,000	20,844,150

SPECIALTY RETAIL — 1.8%
Sotheby’s	625,000	18,343,750

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TRANSPORTATION EQUIPMENT — 2.0%
GATX	483,000	$20,319,810

TRANSPORTATION SERVICES — 1.8%
Air Lease, Cl A*	900,800	17,727,744

WASTE MANAGEMENT SERVICES — 2.1%
Darling International*	1,288,000	21,277,760

TOTAL COMMON STOCK (Cost $986,887,849)		970,762,738

SHORT-TERM INVESTMENT (A) — 2.8%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $28,384,671)	28,384,671	28,384,671

TOTAL INVESTMENTS — 99.7% (Cost $1,015,272,520)†		$999,147,409

Percentages are based on Net Assets of $1,001,688,712.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2012.

Cl — Class

Ltd. — Limited

As of July 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no Level 3 securities.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,015,272,520, and the unrealized appreciation and depreciation were $56,574,059 and $(72,699,170), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-009-1000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 89.1%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 10.0%
AerCap Holdings*	550,000	$6,237,000
Bombardier, Cl B*	2,500,000	9,004,290

		15,241,290

AGRICULTURE — 4.7%
Mosaic	125,000	7,263,750

APPAREL/TEXTILES — 2.5%
Hanesbrands*	125,000	3,752,500

AUTOMOTIVE — 5.4%
Daimler	165,000	8,272,556

BUSINESS SERVICES — 1.7%
Western Union	150,000	2,614,500

CHEMICALS — 4.1%
Huntsman	500,000	6,325,000

COMPUTER HARDWARE — 3.1%
NCR*	200,000	4,664,000

COMPUTER SOFTWARE — 4.1%
Symantec*	400,000	6,300,000

CONSTRUCTION & ENGINEERING — 4.7%
KBR	275,000	7,216,000

DIVERSIFIED FINANCIAL SERVICES — 3.6%
NYSE Euronext	215,000	5,478,200

ELECTRONICS MANUFACTURER — 5.9%
Flextronics International Ltd.*	1,400,000	8,974,000

ENERGY EQUIPMENT & SERVICES — 9.5%
Halliburton	200,000	6,626,000
Superior Energy Services*	365,000	7,909,550

		14,535,550

MEDICAL PRODUCTS & SERVICES — 6.7%
Aetna	175,000	6,310,500
Medtronic	100,000	3,942,000

		10,252,500

MOTORCYCLE MANUFACTURERS — 3.0%
Piaggio	1,938,595	4,655,608

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares/Contracts	Value

OIL, GAS & CONSUMABLE FUELS — 11.5%
Devon Energy	125,000	$7,390,000
Repsol	150,000	2,402,461
Royal Dutch Shell ADR, Cl A	25,000	1,705,000
Suncor Energy	200,000	6,108,000

		17,605,461

SEMI-CONDUCTORS & INSTRUMENTS — 6.7%
Intersil, Cl A	213,140	1,963,019
ON Semiconductor*	1,200,000	8,328,000

		10,291,019

TELECOMMUNICATION SERVICES — 1.9%
Vodafone Group ADR	100,000	2,875,000

TOTAL COMMON STOCK (Cost $143,916,415)		136,316,934

PURCHASED OPTIONS — 7.3%
BUSINESS SERVICES — 1.2%
Western Union Call Expires: 01/18/14, Strike Price:$13.00*	4,000	1,800,000

ENERGY EQUIPMENT & SERVICES — 2.6%
Halliburton Call Expires: 01/19/13, Strike Price: $20.00*	3,000	3,990,000

OIL, GAS & CONSUMABLE FUELS — 0.6%
Repsol European Call Expires: 06/20/14, Strike Price: $15.00*	5,000	909,813

RAILROADS — 1.7%
Norfolk Southern Call Expires: 01/18/14, Strike Price: $50.00*	1,000	2,570,000

RETAIL — 1.2%
Target Call Expires: 01/19/13, Strike Price: $40.00*	1,000	1,900,000

TOTAL PURCHASED OPTIONS (Cost $13,601,020)		11,169,813

PREFERRED STOCK — 4.2%
AUTOMOTIVE — 4.2%
Porsche Automobil Holding (Cost $6,699,905)	125,000	6,468,755

SHORT-TERM INVESTMENT (A) — 0.1%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $180,688)	180,688	180,688

TOTAL INVESTMENTS — 100.7% (Cost $164,398,028)†		$154,136,190

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2012 (Unaudited)

Percentages are based on Net Assets of $153,063,915.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2012.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

Equity swaps held by the Fund at July 31, 2012, were as follows:

Reference Company	Counterparty	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Aetna	J.P. Morgan	150,000	5,571,000	$(162,000)
Devon Energy	Goldman Sachs	100,000	6,077,043	(165,403)
iShares Russell 2000 ETF	Goldman Sachs	(200,000)	(15,436,900)	(233,100)
Medtronic	Goldman Sachs	100,000	3,743,000	199,000
Mosaic	Goldman Sachs	25,000	1,330,988	121,763
NYSE Euronext	J.P. Morgan	300,000	7,782,000	(138,000)
Porsche Automobil Holdings Preferred	Goldman Sachs	125,000	6,492,363	(23,607)
ProShares Ultra Dow30 ETF	Goldman Sachs	(100,000)	(5,298,220)	(292,780)
Royal Dutch Shell, Cl B ADR	Goldman Sachs	150,000	9,742,904	841,096
SPDR S&P Retail ETF	Goldman Sachs	(50,000)	(2,428,975)	(526,525)
Suncor Energy	J.P. Morgan	200,000	6,340,000	(232,000)
Symantec	Goldman Sachs	500,000	8,991,650	(1,116,650)
United States Oil	Goldman Sachs	(500,000)	(17,873,618)	1,533,617
Verizon	Goldman Sachs	(200,000)	(8,689,020)	(338,980)
Vodafone ADR	J.P. Morgan	500,000	14,415,000	(40,000)
Western Union	J.P. Morgan	100,000	1,756,000	(13,000)

				$(586,569)

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipt

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$136,316,934	$—	$—	$136,316,934
Purchased Options	11,169,813	—	—	11,169,813
Preferred Stock	6,468,755	—	—	6,468,755
Short-Term Investment	180,688	—	—	180,688

Total Investments in Securities	$154,136,190	$—	$—	$154,136,190

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Equity Swaps — Assets	$—	$2,695,476	$—	$2,695,476
Equity Swaps — Liabilities	—	(3,282,045)	—	(3,282,045)

	$—	$(586,569)	$—	$(586,569)

*	Equity swaps are valued at the unrealized appreciation (depreciation) on the instruments.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR AGGRESSIVE VALUE FUND
JULY 31, 2012 (Unaudited)

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no Level 3 securities.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $164,398,028, and the unrealized appreciation and depreciation were $4,028,446 and $(14,290,284), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-010-1000

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.4%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 2.7%
AerCap Holdings*	3,350	$37,989

BANKS — 7.9%
Regions Financial	5,925	41,238
Umpqua Holdings	2,910	36,317
Zions Bancorporation	1,950	35,490

		113,045

CASINOS & GAMING — 2.5%
Bally Technologies*	815	35,623

CHEMICALS — 7.8%
Celanese, Cl A	1,050	40,037
Huntsman	2,830	35,799
Scotts Miracle-Gro, Cl A	900	35,910

		111,746

COMPUTER HARDWARE — 2.7%
NCR*	1,670	38,945

CONSTRUCTION & ENGINEERING — 7.6%
Allegheny Technologies	1,210	36,336
Chicago Bridge & Iron GDR	980	35,025
KBR	1,430	37,523

		108,884

CONTAINERS & PACKAGING — 2.5%
Sonoco Products	1,180	35,766

DIVERSIFIED FINANCIAL SERVICES — 2.9%
Dun & Bradstreet	520	41,699

ELECTRONICS MANUFACTURER — 5.3%
Flextronics International Ltd.*	5,535	35,479
Jabil Circuit	1,865	40,471

		75,950

ENERGY EQUIPMENT & SERVICES — 7.7%
Atwood Oceanics*	790	35,179
Oil States International*	530	38,531
Superior Energy Services*	1,660	35,972

		109,682

HUMAN RESOURCE & EMPLOYMENT SERVICES — 2.4%
Manpower	980	34,869

INSURANCE — 5.4%
Axis Capital Holdings	1,115	36,639
Reinsurance Group of America, Cl A	730	40,639

		77,278

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

IT SERVICES — 2.5%
Global Payments	820	$35,112

MACHINERY — 4.9%
Crane	940	36,660
SPX	560	34,003

		70,663

MEDICAL PRODUCTS & SERVICES — 7.6%
Coventry Health Care	1,080	35,996
ResMed	1,140	35,979
Universal Health Services, Cl B	940	36,735

		108,710

OIL, GAS & CONSUMABLE FUELS — 2.5%
Whiting Petroleum*	900	36,360

PHARMACEUTICALS — 2.4%
Endo Health Solutions*	1,160	34,487

RESTAURANTS — 2.5%
Darden Restaurants	705	36,082

RETAIL — 5.0%
Abercrombie & Fitch, Cl A	1,005	33,969
American Eagle Outfitters	1,795	37,372

		71,341

SEMI-CONDUCTORS & INSTRUMENTS — 2.5%
ON Semiconductor*	5,210	36,157

SHIPPING — 2.7%
Kirby*	730	38,522

SPECIALTY RETAIL — 2.4%
Sotheby’s	1,205	35,367

TOTAL COMMON STOCK (Cost $1,388,362)		1,324,277

SHORT-TERM INVESTMENT (A) — 5.2%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $74,678)	74,678	74,678

TOTAL INVESTMENTS — 97.6% (Cost $1,463,040)†		$1,398,955

Percentages are based on Net Assets of $1,433,773.

*  Non-income producing security.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
JULY 31, 2012 (Unaudited)

(A)  The rate reported is the 7-day effective yield as of July 31, 2012.

Cl — Class

GDR. — Global Depositary Receipt

Ltd. — Limited

As of July 31, 2012, all of the Fund’s investments are Level 1 in accordance with ASC 820.

For the period ended July 31, 2012 there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no Level 3 securities.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,463,040, and the unrealized appreciation and depreciation were $77,070 and $(141,155), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-011-0300

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
JULY 31, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.4%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 5.6%
Bombardier, Cl B	5,910	$21,158
European Aeronautic Defence and Space ADR	599	21,414
Honeywell International	399	23,162

		65,734

AGRICULTURE — 3.6%
Archer-Daniels-Midland	800	20,872
Mosaic	365	21,210

		42,082

AUTOMOBILE MANUFACTURERS — 1.8%
Porsche Automobil Holding ADR	4,078	21,043

AUTOMOTIVE — 2.0%
Daimler	460	22,903

CHEMICALS — 4.9%
Asahi Kasei ADR	1,930	20,497
Celanese, Cl A	455	17,349
Dow Chemical	700	20,146

		57,992

COMPUTER HARDWARE — 2.0%
NCR*	1,001	23,343

COMPUTER SOFTWARE — 2.1%
Symantec*	1,595	25,121

CONSTRUCTION & ENGINEERING — 3.6%
KBR	905	23,747
Komatsu Ltd. ADR	840	18,203

		41,950

CONSUMER STAPLES — 1.9%
Kao ADR	849	22,914

DIVERSIFIED FINANCIAL SERVICES — 7.9%
DBS Group Holdings ADR	520	24,570
Julius Baer Group Ltd. ADR	3,148	22,760
NYSE Euronext	889	22,652
Sony Financial Holdings ADR	1,412	22,451

		92,433

ELECTRONICS MANUFACTURER — 1.9%
Corning	1,975	22,535

ENERGY EQUIPMENT & SERVICES — 7.5%
Halliburton	735	24,351
Saipem ADR	915	21,045
Schlumberger Ltd.	300	21,378

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ENERGY EQUIPMENT & SERVICES — continued
Technip ADR	821	$21,592

		88,366

FOOD, BEVERAGE & TOBACCO — 4.1%
Diageo ADR	224	23,946
Unilever	690	23,909

		47,855

HOTELS RESTAURANTS & LEISURE — 1.7%
Carnival, Cl A	610	20,301

INDUSTRIAL/MACHINERY — 3.7%
Eaton	551	24,156
GEA Group ADR	710	19,206

		43,362

INSURANCE — 7.6%
MetLife	634	19,508
Reinsurance Group of America, Cl A	400	22,268
Swiss Re ADR	380	23,704
Willis Group Holdings	620	22,927

		88,407

IT SERVICES — 2.0%
Amadeus IT Holding ADR	1,040	22,927

MEDICAL PRODUCTS & SERVICES — 5.8%
Aetna	530	19,112
Baxter International	405	23,696
Medtronic	645	25,426

		68,234

OIL, GAS & CONSUMABLE FUELS — 3.5%
Devon Energy	335	19,805
Royal Dutch Shell ADR, Cl B	307	21,662

		41,467

PHARMACEUTICALS — 3.8%
Roche Holding ADR	516	22,890
Teva Pharmaceutical Industries ADR	530	21,671

		44,561

RAILROADS — 2.0%
Norfolk Southern	320	23,696

RETAIL — 5.6%
Adidas ADR	563	21,186
Target	353	21,410
TESCO ADR	1,495	22,425

		65,021

SECURITY SERVICES — 1.9%
Secom ADR	1,865	21,730

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL SELECT FUND
JULY 31, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SEMI-CONDUCTORS & INSTRUMENTS — 3.8%
ON Semiconductor*	3,131	$21,729
Siliconware Precision Industries ADR	4,230	22,969

		44,698

TELECOMMUNICATION SERVICES — 2.1%
Vodafone Group ADR	836	24,035

TRANSPORTATION EQUIPMENT — 2.0%
Deutsche Post ADR	1,290	23,104

TOTAL COMMON STOCK (Cost $1,082,151)		1,105,814

SHORT-TERM INVESTMENT (A) — 3.8%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (Cost $44,060)	44,060	44,060

TOTAL INVESTMENTS — 98.2% (Cost $1,126,211)†		$1,149,874

Percentages are based on Net Assets of $1,171,197.

*  Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of July 31, 2012.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of July 31, 2012, all of the Fund’s investments are Level 1.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2012, there were no Level 3 securities.

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,126,211, and the unrealized appreciation and depreciation were $62,414 and $(38,751), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CMB-QH-012-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012